Jul. 13, 2021
Ziegler Senior Floating Rate Fund
Ziegler Senior Floating Rate Fund
Supplement dated July 13, 2021
to the Prospectus and Statement of Additional Information
dated January 31, 2021
for the
Ziegler Senior Floating Rate Fund

Class A	ZFLAX
Class C	ZFLCX
Institutional Class	ZFLIX

Effective immediately, Mr. Scott Roberts no longer serves as Portfolio Manager to the Ziegler Senior Floating Rate Fund (the “Fund”). All references to Mr. Scott Roberts in the Fund’s Prospectus and Statement of Additional Information are deleted in their entirety. Senior Portfolio Managers George Marshman and Roberta Goss and Portfolio Manager Todd Murray will continue to manage the Fund.
In addition, the Fees and Expenses of the Fund table and the Example table are amended and restated as shown below to reflect estimated acquired fund fees and expenses of the Fund investing in other investment companies.
Please retain this supplement with your Prospectus and Statement of Additional Information
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. You may qualify for a sales charge waiver if you or your family invest, or agree to invest in the future, at least $1,000,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the Prospectus on page 22 under the heading “Qualifying for a Reduced Class A Sales Charge” and in the Fund’s statement of additional information (the “SAI”) on page 25 under the heading “Sales Charge Waivers and Reductions.”
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares or current market value, whichever is less)	1.00%	[1]	1.00%	[2]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None		None		None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%		None		None
Exchange Fee	None		None		None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.53%	0.53%	0.54%
Acquired Fund Fees and Expenses [3]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.21%
Less: Fee Waiver and/or Expense Reimbursement [4]	-0.44%	-0.44%	-0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	1.76%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period; incorporates front-end sales charge)	$524	$823	$1,143	$2,050
Class C (with redemption at end of period)	$279	$646	$1,140	$2,500
Class C (without redemption at end of period)	$179	$646	$1,140	$2,500
Institutional Class (with or without redemption at end of period)	$78	$340	$622	$1,426

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period; incorporates front-end sales charge)	$524	$823	$1,143	$2,050
Class C (with redemption at end of period)	$279	$646	$1,140	$2,500
Class C (without redemption at end of period)	$179	$646	$1,140	$2,500
Institutional Class (with or without redemption at end of period)	$78	$340	$622	$1,426

Ziegler Senior Floating Rate Fund | Class A
Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors.